Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, £ in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued	$ 2,000				£ 1,788
Repayment of bonds	$ 300	£ 254	£ 769	€ 900
Proportion of ownership interest in subsidiary	100.00%	100.00%
Five Point Two Percentage Bonds Due Two Thousand Twenty Five
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 500
Borrowings, interest rate	5.20%				5.20%
Five Point Three Percentage Bonds Due Two Thousand Twenty Seven
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 750
Borrowings, interest rate	5.30%				5.30%
Five Point Five Percentage Bonds Due Two Thousand Thirty Three
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 750
Borrowings, interest rate	5.50%				5.50%